Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Amount Registered | shares	192,967,440
Proposed Maximum Offering Price per Unit	13.325
Maximum Aggregate Offering Price	$ 2,571,291,138
Fee Rate	0.01381%
Amount of Registration Fee	$ 355,095.31
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), Kyivstar Group Ltd. (the “Company”) is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company's common shares as reported on The Nasdaq Stock Market LLC on August 24, 2026, which date is within five business days prior to the filing of this Registration Statement.